Share Capital (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 09, 2023	Jul. 15, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jun. 10, 2022
Share Capital
Proceeds from stock options exercised			$ 9,300	$ 1,700	$ 2,700
Payments to satisfy employee tax withholding net share settlements			$ 4,886
PSU and RSU
Share Capital
Employee tax withholding for net share settlements			63,330	0	0
Payments to satisfy employee tax withholding net share settlements			$ 4,900	$ 0	$ 0
2022 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)		25 months
Stock issued during period, shares, new issues (in shares)		0
NCIB
Share Capital
Stock issued during period, shares, new issues (in shares)	0
Number of shares to be purchased for cancellation						7,400,000
Maximum percentage of shares to be repurchased for cancellation	10.00%